Capital and financial risk management - Derivative Financial Instruments (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended			2 Months Ended	6 Months Ended
	Sep. 30, 2024 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	May 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Capital and financial risk management
Bonds						£ 8,102	£ 9,646
Derivatives
Capital and financial risk management
Notional amount						8,359	10,054
Fair value, derivative assets						87	130
Fair value, derivative financial liabilities						(65)	(160)
Derivatives | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount						6,461	6,613
Fair value, derivative assets						61	113
Fair value, derivative financial liabilities						(62)	(120)
Derivatives | Derivatives classified as held for trading
Capital and financial risk management
Notional amount						1,898	3,441
Fair value, derivative assets						26	17
Fair value, derivative financial liabilities						(3)	(40)
Non-current cross-currency interest rate swaps | Derivatives classified as held for trading
Capital and financial risk management
Notional amount							499
Fair value, derivative financial liabilities							(5)
Current cross-currency interest rate swaps | Derivatives classified as held for trading
Capital and financial risk management
Notional amount						499	910
Fair value, derivative assets						22
Fair value, derivative financial liabilities							(31)
Current foreign exchange contracts | Derivatives classified as held for trading
Capital and financial risk management
Notional amount						1,399	2,032
Fair value, derivative assets						4	17
Fair value, derivative financial liabilities						(3)	(4)
Cash flow hedges | Current foreign exchange contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount						757	538
Fair value, derivative assets						11	13
Fair value, derivative financial liabilities						(10)	(17)
Fair value hedges | Non-current interest rate swap contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount						2,640	2,445
Fair value, derivative assets						3
Fair value, derivative financial liabilities						(23)	(63)
Fair value hedges | Current interest rate swap contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount						742	1,396
Fair value, derivative financial liabilities						(1)	(18)
Net investment hedges
Capital and financial risk management
Balance in foreign currency translation reserve in relation to continuing hedges						(125)	(155)
Net investment hedges | Non-current cross-currency interest rate swaps | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount						930	175
Fair value, derivative assets						6
Fair value, derivative financial liabilities						(11)	(2)
Net investment hedges | Current cross-currency interest rate swaps | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount							910
Fair value, derivative assets							61
Net investment hedges | Current foreign exchange contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount						1,392	1,149
Fair value, derivative assets						41	39
Fair value, derivative financial liabilities						(17)	(20)
Net investment hedges | Euro bonds
Capital and financial risk management
Hedging instrument, liabilities						2,169	£ 2,062
Interest rate swap contracts | Fair value hedges
Capital and financial risk management
Bonds converted from fixed to floating rate	€ 750	$ 1,750	€ 850	$ 1,400	$ 800	£ 350